Summary of Principal Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010
Cash and cash equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents (in months)	3
Restricted cash
Restricted cash accounts	$ 2,581,801	$ 6,985,409
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	1,706,426	5,389,304
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 875,375	$ 1,596,105